1997 ANNUAL REPORT


IDS
Stock
Fund
(prospectus enclosed)

(icon of) building with columns

The goals of IDS Stock Fund, Inc. are current income and growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS
Financial
Advisors

Distributed by American Express Financial Advisors Inc.

(icon of) building with columns

Big names,
big business

These are the names you know. They are the movers and shakers of today's business world. Whether representing established U.S. firms or companies that have made theirmark over-seas, the securities found in Stock Fund make up a veritable who's who in the financial market. These stocks offer a dual benefit of ongoing growth potential along with a steady stream of dividend income. And as we move toward a more global economy, these blue chip, multi-national companies are well-positioned to prosper in the 21st century.

Contents

The purpose of this annual report is to tell investors how the Fund performed.

(icon of) one open book inside of another

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1997 annual report

From the chairman                                 4
From the portfolio manager                        4
The Portfolio's ten largest  holdings             6
Making the most of the Fund                       7
The Fund'slong-term   performance                 8
Independent  auditors'  report  (Fund)            9
Financialstatements  (Fund)                      10
Notes  to  financial  statements  (Fund)         13
Independent auditors'  report  (Portfolio)       19
Financial  statements  (Portfolio)               20
Notes to financial  statements  (Portfolio)      23
Investments  in securities                       29
IDS mutual funds                                 34
Federal income tax information                   38

1997 prospectus

The Fund in brief                                3p
Goals                                            3p
Investment  policies  and  risks                 3p
Structure  of  the  Fund                         4p
Manager  anddistributor                          4p
Portfolio manager                                4p
Alternative purchase arrangements                4p

Sales charge and Fund expenses                   5p

Performance                                      7p
Financial highlights                             7p
Total returns                                    9p

Investment  policies and risks                  12P
Facts about  investments  and their risks       12p
Valuing Fund shares                             16p

How to purchase, exchange or redeem shares      17p
Alternative purchase arrangements               17p
How to purchase  shares                         19p
How to exchange  shares                         22p
How to redeem shares                            23p
Reductions and waivers of the sales charge      28p

Special shareholder services                    33p
Services                                        33p
Quick telephone reference                       33p

Distributions  and  taxes                       34p
Dividend  and  capital  gain  distributions     34p
Reinvestments                                   35p
Taxes                                           36p
How to determine the correct TIN                38p

How the Fund and  Portfolio  are  organized     39p
Shares                                          39p
Voting  rights                                  39p
Shareholder  meetings                           39p
SpeciaL considerations regarding
  master/feeder structure                       40p
Board members and officers                      41p
Investment manager                              43p
Administrator and transfer agent                44p
Distributor                                     44p

About American Express Financial Corporation    46p
General information                             46p

Appendix                                        47p
Descriptions of derivative instruments          47p


(This annual report is not part of the prospectus.)

To our shareholders

(picture of) William R. Pearce, Chairman of the board
(picture of) Richard H. Warden, Portfolio Manager

From the chairman

If you're an experienced investor, you know that the past few years have been unusually strong ones in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that in late October, when declines in certain Asian markets spawned a sharp drop in the U.S. stock market.

That fact reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

William R. Pearce

From the portfolio manager

A soaring stock market helped propel IDS Stock Fund to a highly rewarding fiscal year, which ran from October 1996 through September 1997. For investors in the Fund's Class A shares, the total return was 30.2%. (This figure includes a substantial capital gain that was paid to shareholders last December and reduced the Fund's net asset value by the same amount at that time.)

For most of the 12 months, stocks enjoyed a virtually ideal environment, highlighted by low inflation, healthy corporate earnings, solid economic growth and generally low long-term interest rates. In fact, the market experienced only two setbacks worth noting - one last spring and another this past August, both caused by a temporary run-up in interest rates.

Bigger is better

The strength of the market was largely confined to big, blue-chip companies with robust earnings -- a condition that fits relatively well with this Fund's

(This annual report is not part of the prospetus.)

investment focus. More specifically, the Fund's holdings in the financial services (especially banks and insurance stocks), health care and technology/ telecommunications were the biggest contributors to its success, while investments in aerospace and chemicals were comparatively weak. Interestingly, as strong as the U.S. market was, the Fund's investments in foreign stocks (up to 20% of portfolio assets at times) actually outperformed the domestic holdings.

As for changes to the investment mix, as the period progressed, I shifted more assets into relatively defensive stocks such as those in the food/beverage and household-product sectors, as well as utilities, which provided above-average yields. In addition, I cut back on investments in technology-related stocks, many of which had been strong performers but also had reached what I believed were vulnerable price levels. This conservative strategy worked well during the stock market's weak periods, which, as it turned out, were few.

While I don't see any immediate obstacles for the stock market at this point (mid-October), I won't be surprised if stocks undergo a correction, or moderate downturn, before too long. Should that happen, I would view it as a healthy development for the market, allowing it to gather itself for another sustained advance. Given that outlook, I continue to emphasize common stocks of blue-chip companies in comparatively stable economic sectors, augmented by high-yielding, convertible preferred stocks and convertible bonds.

Richard H. Warden

Class A
12-month performance

(All figures per share)

Net asset value (NAV)

Sept. 30, 1997              $27.44
Sept. 30, 1996              $22.49
Increase                    $ 4.95

Distributions
Oct. 1, 1996 - Sept. 30, 1997

From income                $ 0.76
From capital gains         $ 0.79
Total distributions        $ 1.55

Total return* +30.2%**

Class B
12-month performance

(All figures per share)

Net asset value (NAV)

Sept. 30, 1997            $27.32
Sept. 30, 1996            $22.42
Increase                  $ 4.90

Distributions
Oct. 1, 1996 - Sept. 30, 1997

From income               $ 0.58
From capital gains        $ 0.79
Total distributions       $ 1.37
Total return*             +29.2%**

Class Y
12-month performance

(All figures per share)

Net asset value (NAV)

Sept. 30, 1997           $27.44
Sept. 30, 1996           $22.49
Increase                 $ 4.95

Distributions
Oct. 1, 1996 - Sept. 30, 1997

From income              $ 0.79
From capital gains       $ 0.79
Total distributions      $ 1.58
Total return*            +30.4%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The total return is a hypothetical investment in the Fund with all distributions reinvested.

(This annual report is not part of the prospectus.)

The Portfolio's ten largest holdings

(icon of)pie chart

The ten holdings listed here make up 15.62% of the Portfolio's net asset

                                  Percent                       Value
                      (of Portfolio's net assets)         (as of Sept. 30, 1997)

General Electric                   1.80%                      $74,868,750

Compaq Computer                    1.80                        74,750,000

EXEL                               1.79                        74,453,125

Royal Dutch Petroleum              1.73                        72,150,000

Colgate-Palmolive                  1.67                        69,687,500

Pfize                              1.44                        60,062,500

Railtrack Group                    1.39                        57,838,316

Guidant                            1.35                        56,000,000

Rite Aid                           1.33                        55,437,500

UNUM                               1.32                        55,087,500
$2.34 Cv Preferred

(This annual report is not part of the prospectus.)

Making the most of the Fund

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar cost averaging works

Month     Amount        Per-share        Number of shares purchased
          invested      market price
Jan       $100          $20              5.00 XXXXX
Feb        100           18              5.56 XXXXXx
March      100           17              5.88 XXXXXx
April      100           15              6.67 XXXXXXx
May        100           16              6.25 XXXXXXx
June       100           18              5.56 XXXXXx
July       100           17              5.88 XXXXXx
Aug        100           19              5.26 XXXXXx
Sept       100           21              4.76 XXXXx
Oct        100           20              5.00 XXXXX

(footnote to table) By investing an equal number of dollars each month....

(arrow in table  pointing to April) you  automatically  buy more shares when the per share market price is low....

(arrow pointing to Sept) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.


(This annual report is not part of the prospectus.)

The Fund's long-term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How $10,000 has grown in IDS Stock Fund
                                                                      $32,532
                                                                      Stock Fund
                                                                      Class A
$30,000

                                                              S&P 500
                                                            Stock Index

                                                     Lipper Growth &
                                                     Income Fund Index
$20,000


$10,000

$9,500

'87  '88  '89  '90     '91     '92     '93     '94     '95     '96     '97

Average  annual  total return (as of Sept.  30, 1997)
               1 year     Since          5 years       10 years
                          inception*

Class A        +23.71%        --%        +15.83%       +12.51%
Class B        +25.23%    +22.38%            --%           --%
Class Y        +30.38%    +24.66%            --%           --%

*Inception date was March 20, 1995.

Assumes: o Holding period from 10/1/87 to 9/30/97. o Returns do not reflect taxes payable on distributions. o Reinvestment of all income and capital gain distributions for the Fund, with a value of $22,052. Also see "Performance" in the Fund's current prospectus.

The Standard & Poor's 500 Stock Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance.

Lipper Growth and Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

On the graph above you can see how the Fund's total return compared to two widely cited unmanaged performance indexes, the S&P 500 Stock Index and the Lipper Growth & Income Fund Index. In comparing IDS Stock Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #96 to Registration statement No. 2-11358 filed on or about Nov. 25, 1997, are incorporated herein by reference

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

(This annual report is not part of the prospectus.)

IDS Discovery Fund

Invests  in  small-  and  medium-size,   growth-oriented  companies  emphasizing
technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

(This annual report is not part of the prospectus.)

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

(This annual report is not part os the prospectus.)

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised  primarily of high-quality  corporate bonds and
other  highly  rated  debt  instruments   including  government  securities  and
short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

(This annual report is not part of the prospectus.)

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

Federal income tax information

IDS Stock Fund, Inc.

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Stock Fund, Inc.
Fiscal year ended Sept. 30, 1997

Class A
Income distributions
taxable as dividend income, 60.34% qualifying for deduction by corporations.

Payable date                   Per share
Dec. 27, 1996                  $0.44465
March 27, 1997                  0.09917
June 27, 1997                   0.10021
Sept. 26, 1997                  0.11516
Total                          $0.75919

Capital gain distribution taxable for long-term capital gain.

Payable date                   Per share

Dec. 27, 1996                  $0.78958
Total distributions            $1.54877

The distribution of $1.23423 per share, payable Dec. 27, 1996, consisted of $0.11235 derived from net investment income, $0.33230 from net short-term capital gains (a total of $0.44465 taxable as dividend income) and $0.78958 from net long-term capital gains.

Class B
Income distributions
taxable as dividend income, 60.34% qualifying for deduction by corporations.

Dec. 27, 1996                  $0.40380
March 27, 1997                  0.05767
June 27, 1997                   0.05595
Sept. 26, 1997                  0.06693
Total distributions            $0.58435

Capital gain distribution taxable for long-term capital gain.

Payable date                   Per share
Dec. 27, 1996                  $0.78958
Total distributions            $1.37393

The distribution of $1.19338 per share, payable Dec. 27, 1996, consisted of $0.07150 derived from net investment income, $0.33230 from net short-term capital gains (a total of $0.40380 taxable as dividend income) and $0.78958 from net long-term capital gains.

Class Y
Income distributions
taxable as dividend income, 60.34% qualifying for deduction by corporations.

Dec. 27, 1996                  $0.45449
March 27, 1997                  0.10907
June 27, 1997                   0.10718
Sept. 26, 1997                  0.11980
Total distributions            $0.79054

Capital gain distribution taxable for long-term capital gain.

Payable date                   Per share
Dec. 27, 1996                  $0.78958
Total distributions            $1.58012

The distribution of $1.24407 per share, payable Dec. 27, 1996, consisted of $0.12219 derived from net investment income, $0.33230 from net short-term capital gains (a total of $0.45449 taxable as dividend income) and $0.78958 from net long-term capital gains.

(This annual report is not part of the prospectus.)

Quick telephone reference

American Express Financial Advisors Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota: 800-437-3133
Mpls./St. Paul area:671-3800

TTY Service
For the hearing impaired
800-846-4852

American Express Financial Advisors Easy Access Line

Automated account information  (TouchTone(R) phones only),including current fund
prices  and  performance,   account  values  and  recent  account   transactions
800-862-7919

AMERICAN
EXPRESS
Financial
Advisors


IDS Stock Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.